SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued professional fees	$ 4,390,068	$ 245,751
Accrued compensation and related expenses	974,996	1,146,435
Due to related party	380,000	178,723
Accrued other	89,298	66,139
Accrued expenses	$ 5,834,362	$ 1,637,048	[1]

[1]	Derived from audited information